Share-based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum issuable shares under Stock Incentive Plan	28,000,000
Shares available for future grant under Stock Incentive Plan	7,000,000
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	$ 7.7	$ 5.4	$ 7.7
Stock Options [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	$ 2.1	$ 1.0	$ 1.7
Maximum term of stock option awards (in number of years)	10 years
Share based compensation estimated to be forfeited (in hundredths)	5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility, minimum (in hundredths)	61.50%	90.30%	67.60%
Expected volatility, maximum (in hundredths)	64.00%	91.50%	75.90%
Weighted-average volatility (in hundredths)	62.50%	90.70%	69.40%
Risk-free interest rate, minimum (in hundredths)	1.60%	1.20%	1.00%
Risk-free interest rate, maximum (in hundredths)	2.20%	1.80%	1.70%
Weighted-average grant-date fair value per share of options granted	$ 5.33	$ 1.29	$ 2.36
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Number of options outstanding, beginning balance (in shares)	2,775,565
Number of options granted (in shares)	513,600
Number of options exercised (in shares)	(58,999)
Number of options canceled (in shares)	(235,960)
Number of options outstanding, ending balance (in shares)	2,994,206	2,775,565
Number of exercisable options (in shares)	1,796,958
Number of unvested options (in shares)	1,197,248
Number of unvested options that are expected to vest (in shares)	1,137,385.6
Weighted average exercise price per option, outstanding, beginning of period (dollars per share)	$ 8.12
Weighted average exercise price per option granted (dollars per share)	9.78
Weighted average exercise price per option exercised (dollars per share)	6.38
Weighted average exercise price per option canceled (dollars per share)	17.66
Weighted average exercise price per option, outstanding, end of period (dollars per share)	7.69	$ 8.12
Weighted average exercise price per exercisable option (dollars per share)	9.00
Weighted average exercise price per unvested options (dollars per share)	5.81
Weighted average exercise price per unvested options that expected to vest (dollars per share)	$ 5.81
Remaining average contractual life of options outstanding (in years)	5 years 7 months 20 days
Remaining average contractual life of options exercisable (in years)	3 years 11 months 14 days
Remaining average contractual life of unvested options (in years)	7 years 8 months 23 days
Remaining average contractual life of unvested options that are expected to vest (in years)	7 years 8 months 23 days
Aggregate intrinsic value of options outstanding, outstanding	$ 4.8
Aggregate intrinsic value of options outstanding, exercisable	2.4
Aggregate intrinsic value of options outstanding, unvested	2.4
Aggregate intrinsic value of options outstanding, unvested and expected to vest	2.3
Intrinsic value of stock options exercised	0.2	$ 1.4
Amount of unrecognized compensation costs	$ 1.1
Weighted average period of recognition (in years)	1 year 9 months 20 days
Restricted Stock [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	$ 2.9	$ 1.6	$ 3.2
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Amount of unrecognized compensation costs	$ 1.5
Weighted average period of recognition (in years)	1 year 2 months 29 days
Summary of nonvested shares [Roll Forward]
Nonvested, beginning of period (in shares)	625,025
Granted (in shares)	355,600
Vested/restrictions lapsed/earned (in shares)	(454,741)
Canceled (in shares)	(7,700)
Nonvested, end of period (in shares)	518,184	625,025
Weighted average grant date fair value, nonvested, beginning of period (dollars per share)	$ 3.11
Weighted average grant date fair value, granted (dollars per share)	9.78	$ 1.80	$ 4.06
Weighted average grant date fair value, vested/restrictions lapsed/earned (dollars per share)	5.70
Weighted average grant date fair value, canceled (dollars per share)	5.10
Weighted average grant date fair value, nonvested, end of period (dollars per share)	$ 5.38	$ 3.11
Intrinsic value of shares vested/restrictions lapsed during the period	$ 4.1	$ 1.4	$ 2.9
Restricted Stock Units Issued to Directors [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	$ 1.2	1.3	0.9
Summary of nonvested shares [Roll Forward]
Share Based Compensation Arrangement By Share Based Payment Award, Award Period Until Settlement	1 year
Deferred Compensation Arrangement With Individual, Period To Defer Settlement Following Termination Of Service	6 months
Deferred Compensation Arrangement with Individual, Maximum Period to Receive Installments	15 years
Performance Share Awards [Member]
Share-based Compensation Expense [Abstract]
Share-based Compensation Expense	$ 1.5	$ 1.5	$ 1.9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average volatility (in hundredths)	68.00%	60.80%	56.40%
Weighted-average volatility VanEck Vectors Steel ETF (in hundredths)	48.90%
Weighted-average volatility S&P MidCap 400 Index (in hundredths)		27.60%	27.00%
Risk-free interest rate (in hundredths)	1.50%	1.10%	0.90%
Summary of changes in shares outstanding under all long-term incentive plans [Rollforward]
Amount of unrecognized compensation costs	$ 2.0
Weighted average period of recognition (in years)	1 year 10 months 18 days
Summary of nonvested shares [Roll Forward]
Nonvested, beginning of period (in shares)	1,017,856
Granted (in shares)	263,600
Vested/restrictions lapsed/earned (in shares)	0
Canceled (in shares)	(562,788)
Nonvested, end of period (in shares)	718,668	1,017,856
Weighted average grant date fair value, nonvested, beginning of period (dollars per share)	$ 2.48
Weighted average grant date fair value, granted (dollars per share)	10.78	$ 1.74	$ 3.09
Weighted average grant date fair value, vested/restrictions lapsed/earned (dollars per share)	0.00
Weighted average grant date fair value, canceled (dollars per share)	3.10
Weighted average grant date fair value, nonvested, end of period (dollars per share)	$ 5.04	$ 2.48
Intrinsic value of shares vested/restrictions lapsed during the period	$ 4.5
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Minimum [Member] | Stock Options [Member]
Share-based Compensation Expense [Abstract]
Minimum vesting period for stock option awards (in number of months)	6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term	3 years 4 months	3 years 3 months	3 years 1 month
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term	6 years 6 months	6 years 8 months	6 years 7 months